401(K) Plan (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Safe Harbor Plan [Member]	Dec. 31, 2011 Safe Harbor Plan [Member] Maximum [Member]
Defined Contribution Plan, Requisite Service Period	1 year
401(k) Plan (Textual) [Abstract]
Percentage of employee salaries paid as contribution		3.00%
Safe harbor contributions by Company			$ 2,000		$ 8,000
401(k) Plan required eligibility service period				one year of service with the Company
Defined Contribution Plan, Employer Discretionary Contribution Amount, Percent	3.00%